FAIR VALUE MEASUREMENTS - Level 3 fair value measurements (Details)	6 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Valuation assumptions
Transfer in to level 3	$ 0
Expected term (years)
Valuation assumptions
Fair value measurements inputs		1.25	2.25	3
Expected term (years) | Level 3
Valuation assumptions
Fair value measurements inputs	4.68	1.25
Expected volatility
Valuation assumptions
Fair value measurements inputs		83.00	96.83	78.11
Expected volatility | Level 3
Valuation assumptions
Fair value measurements inputs	43.81	83.00
Risk-free rate
Valuation assumptions
Fair value measurements inputs		0.75	0.42	1.91
Risk-free rate | Level 3
Valuation assumptions
Fair value measurements inputs	3.01	0.75
Dividend yield
Valuation assumptions
Fair value measurements inputs		0	0	0
Dividend yield | Level 3
Valuation assumptions
Fair value measurements inputs	0.00	0.00